Cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Cash flow information
Schedule of cash used in operations

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Loss before income tax	(1,442,608)	(990,173)	(361,714)
Depreciation and amortization	438,749	281,430	201,341
Net impairment losses on financial and contract assets	72,229	33,639	53,950
Net impairment losses on intangible assets	—	10,208	5,851
Losses on disposal of property and equipment and intangible asset	266	14,490	6,058
Share-based payments expenses (Note 27)	25,409	13,361	14,497
Net losses/ (gain) on derivatives (Note 9)	169,545	(262,769)	(30,592)
Net gain on financial assets at fair value through profit or loss (Note 9)	(45,644)	(30,687)	(20,007)
Share of gain of associate and joint venture (Note 15)	(9,946)	(24,852)	(4,607)
Impairment charges on associate(Note 15)	—	10,998	7,157
Remeasurement of redemption liability(Note 9)	—	(37,874)	—
Finance costs	74,743	35,168	19,535
Interest from investing activities	(22,983)	(6,646)	(26,252)
Exchange (gain)/losses (Note 9)	(77,143)	312,843	11,171
Changes in working capital:
Trade receivables	(123,371)	(63,884)	185,745
Contract assets	45,855	106,135	29,276
Prepayments and other receivables	(353,480)	(335,419)	165,244
Trade and other payable	530,095	106,952	(817,507)
Contract liabilities	17,032	13,365	(30,938)
Customer deposits	944,318	579,012	332,031
Other financial liabilities from virtual bank	—	89,327	(34,954)
Financial assets measured at amortized cost from virtual bank	586,953	13,341	(3,098)
Financial assets measured at fair value through other comprehensive income from virtual bank	(1,103,460)	(504,942)	(294,583)
Payroll and welfare payables	(110,263)	(83,809)	(45,350)
	(383,704)	(720,786)	(637,746)

Schedule of non-cash investing and financing activities

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Acquisition of right‑of‑use properties by leasing (Note 13)	118,030	76,534	21,612

Schedule of gross debt and gross debt reconciliation

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Restricted cash and time deposits over three months	343,814	447,564
Cash and cash equivalents	1,907,776	1,379,473
Financial assets at fair value through profit or loss	690,627	925,204
Lease liabilities (Note 18)	(91,583)	(51,224)
—due within one year	(47,030)	(22,941)
—due after one year	(44,553)	(28,283)
Borrowings — repayable within one year	(289,062)	(251,732)
	2,561,572	2,449,285

Cash and liquid investments	2,942,217	2,752,241
Gross debt — fixed interest rates	(380,645)	(302,956)
	2,561,572	2,449,285

			Financial
			assets at
			fair value	Liabilities from
			through	financing activities
	Restricted	Cash and cash	profit or	Lease
	cash (ii)	equivalents	loss	liabilities	Borrowings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2021	2,280,499	3,055,194	1,487,871	(134,219)	(2,283,307)	4,406,038

Cash flows	(1,206,607)	(1,627,680)	538,138	96,139	1,524,899	(675,111)
Acquisition of right-of-use assets	—	—	—	(118,030)	—	(118,030)
Other Changes (i)	(13,465)	(28,144)	45,644	1,220	(56,852)	(51,597)
As at December 31, 2021	1,060,427	1,399,370	2,071,653	(154,890)	(815,260)	3,561,300

Cash flows	(788,828)	433,119	(1,411,713)	76,734	543,501	(1,147,187)
Acquisition of right-of-use assets	—	—	—	(76,534)	—	(76,534)
Other Changes (i)	72,215	75,287	30,687	63,107	(17,303)	223,993
As at December 31, 2022	343,814	1,907,776	690,627	(91,583)	(289,062)	2,561,572

Cash flows	77,533	(543,432)	214,570	60,922	49,403	(141,004)
Acquisition of right-of-use assets	—	—	—	(21,612)	—	(21,612)
Other Changes (i)	26,217	15,129	20,007	1,049	(12,073)	50,329
As at December 31, 2023	447,564	1,379,473	925,204	(51,224)	(251,732)	2,449,285
(i)	Other changes include accrued interests, disposal, foreign currency translation differences and other non-cash movements.
(ii)	Cash flows include restricted cash and time deposits over three months movements recognized in cash flows from operating activities and investing activities.